Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Less
	than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2023
Trade accounts payable	9,224	106	—	—	—	9,330
Other payables and accruals*	2,306	3,901	7,418	—	—	13,625
Lease liabilities	2,717	5,260	24,317	68,862	—	101,156
Total	14,247	9,267	31,735	68,862	—	124,111
December 31, 2024
Trade accounts payable	7,733	—	—	—	—	7,733
Other payables and accruals*	993	5,170	3,165	—	—	9,328
Lease liabilities	4,359	8,300	34,961	68,215	—	115,835
Total	13,085	13,470	38,126	68,215	—	132,896

*Non-financial liabilities are excluded.

Summary of credit risk exposure

	As of
	December 31,
	2023	2024
Cash and cash equivalents	11,887	7,771
Trade and other receivables	24,444	13,383
Due from related parties	15,295	10,408